UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                 FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:  811-22129

Exact name of registrant
  as specified in charger:         Diamond Portfolio Investment Trust

Address of principal
  executive offices:               8730 Stony Point Parkway, Suite 205
                                   Richmond, Virginia 23235

Name and address
  of agent for service:            The Corporation Trust Company
                                   1209 Orange Street,
                                   Wilmington, New Castle County, Delaware 19801

Registrant's telephone number,
      including area code:         (877) 433-4363

Date of fiscal year end:           October 31st

Date of reporting period:          April 30th


Item #1.  Reports to Stockholders.

DIAMOND PORTFOLIO LARGE CAP QUALITY GROWTH FUND

FUND EXPENSES (UNAUDITED)

FUND EXPENSES EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or contingent deferred sales charges on certain redemptions and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, December 19, 2007 and held through April 30, 2008.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on certain purchases and contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                    Beginning Account Value       Ending Account Value         December 19, 2007
CLASS A                                                December 19, 2007             April 30, 2008         through April 30, 2008


Actual                                                      $ 1,000                     $ 920.00                    $ 4.36
Hypothetical (5% return before expenses)                    $ 1,000                    $ 1,013.63                   $ 4.57



                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                    Beginning Account Value       Ending Account Value         December 19, 2007
CLASS I                                                December 19, 2007             April 30, 2008         through April 30, 2008


Actual                                                      $ 1,000                     $ 923.00                    $ 3.49
Hypothetical (5% return before expenses)                    $ 1,000                    $ 1,014.54                   $ 3.66



                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                    Beginning Account Value       Ending Account Value         December 19, 2007
CLASS C                                                December 19, 2007             April 30, 2008         through April 30, 2008


Actual                                                      $ 1,000                     $ 909.00                    $ 6.94
Hypothetical (5% return before expenses)                    $ 1,000                    $ 1,010.90                   $ 7.31



                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                    Beginning Account Value       Ending Account Value         December 19, 2007
CLASS R-3                                              December 19, 2007             April 30, 2008         through April 30, 2008


Actual                                                      $ 1,000                     $ 926.00                    $ 5.25
Hypothetical (5% return before expenses)                    $ 1,000                    $ 1,012.72                   $ 5.49


*- Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A, 1.00% for Class I, 2.00% for Class C and 1.50% for Class R-3 multiplied by the average account value for the period, multiplied by 133 days in the most recent period divided by 366 days in the current year.

      DIAMOND PORTFOLIO LARGE CAP QUALITY GROWTH FUND PORTFOLIO HOLDINGS,
                     BY SECTOR, AS PERCENTAGE OF NET ASSETS
                        AS OF APRIL 30, 2008 (UNAUDITED)


[bar chart goes here]

Advertising                      3.39%
Aerospace                        6.25%
Beverages                        2.99%
Computers                        7.59%
Cosmetics & Toiletries           3.51%
Drug & Medical                  17.29%
Financial                       12.18%
Footwear                         4.58%
Internet                         2.92%
Manufacturing                    8.86%
Oil                              0.92%
Retail                          12.53%
Telecommunications               7.74%

[end bar chart]

                DIAMOND PORTFOLIO LARGE CAP QUALITY GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2008
                                  (UNAUDITED)


   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                COMMON STOCKS:                                                                             90.75%

                ADVERTISING:                                                                                3.39%
     570        Omnicom Group Inc.                                                                                         $ 27,212
                                                                                                                     --------------

                AEROSPACE:                                                                                  6.25%
     250        Boeing Inc.                                                                                                  21,215
     400        United Technologies                                                                                          28,988
                                                                                                                     --------------
                                                                                                                             50,203
                                                                                                                     --------------

                BEVERAGES:                                                                                  2.99%
     350        Pepsico Inc.                                                                                                 23,985
                                                                                                                     --------------

                COMPUTERS:                                                                                  7.59%
    1,000       Cisco Systems, Inc.*                                                                                         25,640
     600        EMC Corp.*                                                                                                    9,240
    1,250       Oracle Corp.*                                                                                                26,062
                                                                                                                     --------------
                                                                                                                             60,942
                                                                                                                     --------------

                COSMETICS & TOILETRIES:                                                                     3.51%
     420        Proctor & Gamble Co.                                                                                         28,161
                                                                                                                     --------------

                DRUG & MEDICAL:                                                                            17.29%
     420        Genzyme Corp.*                                                                                               29,547
     450        Johnson & Johnson                                                                                            30,190
    1,100       Pfizer, Inc.                                                                                                 22,121
     550        Stryker Corp.                                                                                                35,657
     650        UnitedHealth Group Inc.                                                                                      21,210
                                                                                                                     --------------
                                                                                                                            138,725
                                                                                                                     --------------

                FINANCIAL:                                                                                 12.18%
     560        American Express Co.                                                                                         26,891
     540        American International Group Inc.                                                                            24,948
     560        Bank of America Corp.                                                                                        21,022
     130        Goldman Sachs Group, Inc.                                                                                    24,878
                                                                                                                     --------------
                                                                                                                             97,739
                                                                                                                     --------------

                FOOTWEAR:                                                                                   4.58%
     550        Nike, Inc.                                                                                                  $36,740
                                                                                                                     --------------

                INTERNET:                                                                                   2.92%
     750        Ebay, Inc.*                                                                                                  23,467
                                                                                                                     --------------

                MANUFACTURING:                                                                              8.86%
     450        Coach Inc.*                                                                                                  16,006
     350        Danaher Corp.                                                                                                27,307
     850        General Electric Co.                                                                                         27,795
                                                                                                                     --------------
                                                                                                                             71,108
                                                                                                                     --------------

                OIL:                                                                                        0.92%
     50         Transocean, Inc.*                                                                                             7,373
                                                                                                                     --------------

                RETAIL:                                                                                    12.53%
     280        Best Buy Co., Inc.                                                                                           12,046
     210        Kohl's Corp.*                                                                                                10,259
    1,140       Staples Inc.                                                                                                 24,738
     450        Target Corp.                                                                                                 23,909
     850        Walgreen Co.                                                                                                 29,623
                                                                                                                     --------------
                                                                                                                            100,575
                                                                                                                     --------------

                TELECOMMUNICATIONS:                                                                         7.74%
     790        AT&T Inc.                                                                                                    30,581
    1,050       Nokia Corp. ADR                                                                                              31,574
                                                                                                                     --------------
                                                                                                                             62,155
                                                                                                                     --------------
                TOTAL INVESTMENTS:
                (Cost: $ 742,780)                                                                          90.75%           728,385
                Other assets, net of liabilities                                                            9.25%            74,250
                                                                                                    -------------    --------------

                NET ASSETS                                                                                100.00%         $ 802,635

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet.)

ADR- Security represented is held by the custodian in the form of American Depository Receipts.


See Notes to Financial Statements


DIAMOND PORTFOLIO LARGE CAP QUALITY GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2008 (UNAUDITED)


ASSETS
  Investments at value (identified cost of $742,780) (Note 1)                                                             $ 728,385
  Cash                                                                                                                        9,459
  Dividends receivable                                                                                                          293
  Receivable for capital stock sold                                                                                              68
  Due from advisor (Note 2)                                                                                                  60,485
  Prepaid expenses                                                                                                           13,896
                                                                                                                     --------------
     TOTAL ASSETS                                                                                                           812,586
                                                                                                                     --------------

LIABILITIES
  Accrued 12b-1 fees                                                                                                            174
  Accrued administration and accounting fees                                                                                  1,232
  Accrued transfer agent                                                                                                        811
  Accrued professional fees                                                                                                   2,632
  Accrued custodian fees                                                                                                      2,938
  Other accrued expenses                                                                                                      2,164
                                                                                                                     --------------
   TOTAL LIABILITIES                                                                                                          9,951
                                                                                                                     --------------


NET ASSETS                                                                                                                $ 802,635
  NET ASSETS CONSIST OF:                                                                                             ==============
  Paid-in-capital applicable to 87,023 $0.001 par value shares of beneficial interest outstanding                         $ 821,737
  Accumulated net investment income (loss)                                                                                       48
  Accumulated net realized gain (loss) on investments                                                                       (4,755)
  Net unrealized appreciation (depreciation) on investments                                                                (14,395)
                                                                                                                     --------------
   NET ASSETS                                                                                                             $ 802,635
                                                                                                                     ==============

NET ASSET VALUE PER SHARE
  CLASS A
                                                                                                                             $ 9.20
  ($225,176 / 24,485 shares outstanding)                                                                             ==============

  CLASS I
                                                                                                                             $ 9.23
  ($496,359 / 53,780 shares outstanding)                                                                             ==============

  CLASS C
                                                                                                                             $ 9.09
  ($9 / 1 share outstanding)                                                                                         ==============

  CLASS R-3
                                                                                                                             $ 9.26
  ($81,091 / 8,757 shares outstanding)                                                                               ==============


See Notes to Financial Statements

DIAMOND PORTFOLIO LARGE CAP QUALITY GROWTH FUND
STATEMENT OF OPERATIONS


FOR THE PERIOD ENDED APRIL 30, 2008* (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME

  Dividend income                                                                                                           $ 1,378
                                                                                                                     --------------

EXPENSES
  Investment advisory fees (Note 2)                                                                                             693
  12b-1 fees - Class A (Note 2)                                                                                                 165
  12b-1 fees - Class R-3 (Note 2)                                                                                                 9
  Accounting fees                                                                                                             7,267
  Custody fees                                                                                                                2,937
  Administrative services                                                                                                    10,902
  Transfer agent fees                                                                                                         9,811
  Professional fees                                                                                                           9,701
  Registration fees                                                                                                           3,597
  Directors fees                                                                                                              2,164
  Compliance fees                                                                                                             4,360
  Shareholder services and reports                                                                                            5,451
  Miscellaneous                                                                                                               5,451
                                                                                                                     --------------
    Total expenses                                                                                                           62,508
  Management fee waivers and expenses reimbursed (Note 2)                                                                  (61,178)
                                                                                                                     --------------
    Net expenses                                                                                                              1,330
                                                                                                                     --------------
    Net investment income (loss)                                                                                                 48
                                                                                                                     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments                                                                                 (4,755)
    Net unrealized appreciation (depreciation) on investments                                                              (14,395)
                                                                                                                     --------------
    Net realized and unrealized gain (loss) on investments                                                                 (19,150)
                                                                                                                     --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                        $ (19,102)
                                                                                                                     ==============
* Commencement of operations was December 19, 2007.


See Notes to Financial Statements

DIAMOND PORTFOLIO LARGE CAP QUALITY GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS


FOR THE PERIOD ENDED APRIL 30, 2008* (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                                                                                                 $ 48
  Net realized gain (loss) on investments                                                                                   (4,755)
  Unrealized appreciation (depreciation) on investments                                                                    (14,395)
                                                                                                                     --------------
  Increase (decrease) in net assets from operations                                                                        (19,102)
                                                                                                                     --------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
  Shares sold
    Class A                                                                                                                 240,467
    Class I                                                                                                                 510,732
    Class C                                                                                                                      10
    Class R-3                                                                                                                80,490
  Shares redeemed
    Class A                                                                                                                    (18)
    Class I                                                                                                                 (9,926)
    Class C                                                                                                                      --
    Class R-3                                                                                                                  (18)
                                                                                                                     --------------
  Increase (decrease) in net assets from capital share transactions                                                         821,737
                                                                                                                     --------------

NET ASSETS
  Increase (decrease) during period                                                                                         802,635
  Beginning of period                                                                                                            --
                                                                                                                     --------------
END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $48)                                               $ 802,635
                                                                                                                     ==============
* Commencement of operations was December 19, 2007


See Notes to Financial Statements


DIAMOND PORTFOLIO LARGE CAP QUALITY GROWTH FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
                                                                                                                     PERIOD ENDED
                                                                                                                   APRIL 30, 2008*1
                                                                                                                      (UNAUDITED)
                                                                                                                   ----------------
                                                                                                                    CLASS A SHARES
                                                                                                                   ----------------

                                                                                                                       $ 10.00
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                                          (0.00)2
  Net realized and unrealized gain (loss) on investments                                                                (0.80)
                                                                                                                    ----------
  TOTAL FROM INVESTMENT ACTIVITIES                                                                                      (0.80)
                                                                                                                    ----------

NET ASSET VALUE, END OF PERIOD                                                                                          $ 9.20
                                                                                                                    ==========

                                                                                                                       (8.00%)
TOTAL RETURN                                                                                                        ----------
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets(A)
  Expenses-net(B)                                                                                                        1.25%**
  Net investment income (loss)                                                                                         (0.06%)**
Portfolio turnover rate                                                                                                  8.82%
Net assets, end of period (000's)                                                                                        $ 225
* Commencement of operations was December 19, 2007.
** Annualized
1 Per share information has been calculated using the average number of shares outstanding.
2 Less than one cent per share.
(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by
52.91% for the period ended April 30, 2008.
(B) Expense ratio-net reflects the effect of the management fee waivers and reimbursement of expenses.


See Notes to Financial Statements


DIAMOND PORTFOLIO LARGE CAP QUALITY GROWTH FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
                                                                                                                     PERIOD ENDED
                                                                                                                   APRIL 30, 2008*1
                                                                                                                      (UNAUDITED)
                                                                                                                   ----------------
                                                                                                                    CLASS C SHARES
                                                                                                                   ----------------

                                                                                                                       $ 10.00
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                                            0.01
  Net realized and unrealized gain (loss) on investments                                                                (0.92)
                                                                                                                    ----------
  TOTAL FROM INVESTMENT ACTIVITIES                                                                                      (0.91)
                                                                                                                    ----------

                                                                                                                        $ 9.09
NET ASSET VALUE, END OF PERIOD                                                                                      ==========

                                                                                                                       (9.10%)
TOTAL RETURN                                                                                                        ----------
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets(A)
  Expenses-net(B)                                                                                                        2.00%**
  Net investment income (loss)                                                                                           0.19%**
Portfolio turnover rate                                                                                                  8.82%
Net assets, end of period                                                                                                  $ 9
* Commencement of operations was December 19, 2007.
** Annualized
1 Per share information has been calculated using the average number of shares outstanding.
(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by
52.91% for the period ended April 30, 2008.
(B) Expense ratio-net reflects the effect of the management fee waivers and reimbursement of expenses.


See Notes to Financial Statements


DIAMOND PORTFOLIO LARGE CAP QUALITY GROWTH FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
                                                                                                                     PERIOD ENDED
                                                                                                                   APRIL 30, 2008*1
                                                                                                                      (UNAUDITED)
                                                                                                                   ----------------
                                                                                                                    CLASS I SHARES
                                                                                                                   ----------------

                                                                                                                       $ 10.00
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                                            0.01
  Net realized and unrealized gain (loss) on investments                                                                (0.78)
                                                                                                                    ----------
  TOTAL FROM INVESTMENT ACTIVITIES                                                                                      (0.77)
                                                                                                                    ----------

                                                                                                                        $ 9.23
NET ASSET VALUE, END OF PERIOD                                                                                      ==========

                                                                                                                       (7.70%)
TOTAL RETURN                                                                                                        ----------
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets(A)
  Expenses-net(B)                                                                                                        1.00%**
  Net investment income (loss)                                                                                           0.19%**
Portfolio turnover rate                                                                                                  8.82%
Net assets, end of period (000's)                                                                                        $ 496
* Commencement of operations was December 19, 2007.
** Annualized
1 Per share information has been calculated using the average number of shares outstanding.
(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by
52.91% for the period ended April 30, 2008.
(B) Expense ratio-net reflects the effect of the management fee waivers and reimbursement of expenses.


See Notes to Financial Statements


DIAMOND PORTFOLIO LARGE CAP QUALITY GROWTH FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
                                                                                                                     PERIOD ENDED
                                                                                                                   APRIL 30, 2008*1
                                                                                                                      (UNAUDITED)
                                                                                                                   ----------------
                                                                                                                   CLASS R-3 SHARES
                                                                                                                   ----------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                                                   $ 10.00
                                                                                                                    ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                                          (0.01)
  Net realized and unrealized gain (loss) on investments                                                                (0.73)
                                                                                                                    ----------
  TOTAL FROM INVESTMENT ACTIVITIES                                                                                      (0.74)
                                                                                                                    ----------

NET ASSET VALUE, END OF PERIOD                                                                                          $ 9.26
                                                                                                                    ==========

TOTAL RETURN                                                                                                           (7.40%)
                                                                                                                    ----------
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets(A)
  Expenses-net(B)                                                                                                        1.50%**
  Net investment income (loss)                                                                                         (0.31%)**
Portfolio turnover rate                                                                                                  8.82%
Net assets, end of period (000's)                                                                                         $ 81
* Commencement of operations was December 19, 2007.
** Annualized
1 Per share information has been calculated using the average number of shares outstanding.
(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by
52.91% for the period ended April 30, 2008.
(B) Expense ratio-net reflects the effect of the management fee waivers and reimbursement of expenses.


See Notes to Financial Statements

DIAMOND PORTFOLIO LARGE CAP QUALITY GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     The Diamond Portfolio Large Cap Quality Growth Fund (the "Fund") is a series of shares offered by the Diamond Portfolio Investment Trust (the "Trust") which is registered under The Investment Company Act of 1940, as amended, as an open-end management company. The Fund offers different classes of shares representing investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. The Fund was established in December, 2007 as a series of the Trust and offers Class A, Class C, Class I and Class R-3 shares.

     The primary investment objective of the Fund is to provide long-term growth of capital by investing in a portfolio consisting primarily of common stocks of "large capitalization" companies.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

VALUATION

     The Fund's securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund's officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

     Level 1- quoted prices in active markets for identical securities

     Level 2- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

     The following is a summary of the inputs used to value the Fund's investments as of April 30, 2008:

                                                                                                                          Valuation
                                                                                                                             Inputs
                                                                                                                     --------------
Investment in Securities
 ------------------------------------------------------------------------------------------------------------------

Level 1- Quoted Prices                                                                                                    $ 728,385
Level 2- Other Significant Observable Inputs                                                                                     --
                                                                                                                                 --
Level 3- Significant Unobservable Inputs                                                                             --------------
                                                                                                                          $ 728,385
Total                                                                                                                --------------


SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earns interest at the current market rate.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements and is effective for the Fund's fiscal year beginning December 19, 2007. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. For the period December 19, 2007 (commencement of operations) through April 30, 2008, there are no open tax years for purposes of implementing FIN 48 and therefore, no uncertain tax positions, that would require financial statement recognition, de-recognition or disclosure.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

CLASS NET ASSET VALUES AND EXPENSES

     All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS

     Pursuant to an Investment Advisory Agreement, Diamond Portfolio Advisors, LLC, (the "Advisor"), provides investment advisory services for an annual fee of 0.60% of the average daily net assets of the Fund. The Advisor has contractually agreed to waive or limit the Fund's expenses until February 28, 2009 in order to limit the Class A, Class C, Class I and Class R-3 operating expenses to 1.25%, 2.00%, 1.00% and 1.50%, respectively, of the Fund's average daily net assets. For the period ended April 30, 2008, the Advisor earned and waived fees of $693 and reimbursed expenses of $60,485. As of April 30, 2008, $60,485 was due from the Advisor.
     The Advisor may be entitled to reimbursement of fees waived and expenses reimbursed by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses reimbursed by the Advisor to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of April 30, 2008 was $61,178 and expires 2011.

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund finances these distribution and service activities through payments made to the Fund's Distributor. The fee paid to the Fund's Distributor is computed at the rate of 0.25%, 1.00% and 0.50% per annum on the Fund's A, C and R-3 Classes, respectively. For the period ended April 30, 2008, there were $165 of distribution expenses incurred by the Fund's Class A shares, no distribution expenses incurred by the Fund's Class C shares and $9 of distribution expenses incurred by the Fund's Class R-3 shares.

NOTE 3 - INVESTMENTS

     The cost of purchases and the proceeds from sales of securities for the period December 19, 2007 through April 30, 2008, aggregated $779,683 and $32,148, respectively.

NOTE 4 - CAPITAL STOCK TRANSACTIONS

     Summary of capital stock transactions were:


                                                                            CLASS A SHARES                  CLASS I SHARES
                                                                   -------------------------------  -------------------------------
                                                                             PERIOD ENDED                    PERIOD ENDED
                                                                           APRIL 30, 2008*                  APRIL 30, 2008*
                                                                             (UNAUDITED)                      (UNAUDITED)
                                                                   -------------------------------  -------------------------------
                                                                            SHARES           VALUE           SHARES           VALUE
                                                                    --------------  --------------   --------------  --------------

Shares sold                                                                 24,487       $ 240,467           54,877       $ 510,732
                                                                               (2)            (18)          (1,097)         (9,926)
Shares redeemed                                                     --------------  --------------   --------------  --------------
                                                                            24,485       $ 240,449           53,780       $ 500,806
Net increase (decrease)                                             ==============  ==============   ==============  ==============



                                                                            CLASS C SHARES                 CLASS R-3 SHARES
                                                                   -------------------------------  -------------------------------
                                                                             PERIOD ENDED                    PERIOD ENDED
                                                                           APRIL 30, 2008*                  APRIL 30, 2008*
                                                                             (UNAUDITED)                      (UNAUDITED)
                                                                   -------------------------------  -------------------------------
                                                                            SHARES           VALUE           SHARES           VALUE
                                                                    --------------  --------------   --------------  --------------

Shares sold                                                                      1            $ 10            8,759        $ 80,490
                                                                               (-)             (-)              (2)            (18)
Shares redeemed                                                     --------------  --------------   --------------  --------------
                                                                                 1            $ 10            8,757        $ 80,472
Net increase (decrease)                                             ==============  ==============   ==============  ==============


     * Commencement of operations was December 19, 2007.

DIAMOND PORTFOLIO LARGE CAP QUALITY GROWTH FUND
SUPPLEMENTAL INFORMATION (UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-877-433-4363 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available without charge, upon request, by calling 1-877-433-4363 or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-877-433-4363 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT APPROVAL

DIAMOND PORTFOLIO INVESTMENT TRUST

DIAMOND PORTFOLIO LARGE CAP QUALITY GROWTH FUND

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT - DECEMBER 10, 2007
Diamond Portfolio Advisors, LLC (the "Advisor") supervises the investments of The Diamond Portfolio Large Cap Quality Growth Fund (the "Fund") pursuant to an "Investment Advisory Agreement" between the Advisor and the Diamond Portfolio Investment Trust (the "Trust"). At the organizational meeting of the Board of Trustees of the Trust that was held on December 10, 2007, the Trustees unanimously approved the Investment Advisory Agreement for an initial two-year term. In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered such information as they deemed reasonably necessary, including the following material factors: (1) the nature, extent, and quality of the services to be provided by the Advisor; (2) the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund; (3) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors; (4) the Advisor's practices regarding brokerage and portfolio transactions; and
(5) the Advisor's practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation: (1) the Investment Advisory Agreement and Expense Limitation Agreement for the Fund; (2) documents from the Advisor containing information about the Advisor, including financial information, a description of personnel and the services to be provided to the Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information; (3) comparative expense and performance information for other mutual funds with strategies similar to the Fund; and (4) a memorandum from the Trust's outside legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board of Trustees in order to make an informed decision.

1. Nature, Extent and Quality of the Services Provided by the Advisor

In considering the nature, extent, and quality of the services to be provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services to be provided by the Advisor to the Fund including, without limitation: the Advisor's procedures for formulating investment recommendations and assuring compliance with the Fund's investment objectives and limitations; proposed efforts during the Fund's start-up phase, its coordination of services for the Fund among the Fund's service providers; and its efforts to promote the Fund and grow the Fund's assets, and assist in the distribution of Fund shares. The Trustees also evaluated the Advisor's staffing and personnel, including the education and experience of the Advisor's personnel. The Trustees noted that the Trust's President and Principal Executive Officer is an employee of the Advisor and would serve the Trust without additional compensation. The Trustees also considered the Advisor's compliance programs, policies and procedures. After reviewing the foregoing information and the Advisor's memorandum (e.g., descriptions of the Advisor's business, the Advisor's compliance programs, and the Advisor's Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services to be provided by the Advisor were satisfactory and adequate for the Fund.

2. Costs of the Services to be Provided and Profits to be Realized by the Advisor

In considering the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund, the Trustees considered: (1) the Advisor's financial condition and the level of commitment to the Fund and the Advisor by the principals of the Advisor; (2) the projected asset levels of the Fund; (3) the Advisor's payment of startup costs for the Fund; and (4) the overall expenses of the Fund, including the nature and frequency of advisory fee payments. The Trustees considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor's name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from certain of the Fund's trades that may benefit the Advisor's other clients as well. The Trustees then compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the size of the fund and the nature of its investment strategy, and its style of investment management. The Trustees noted that the Fund's anticipated expense ratio, in light of the contractual Expense Limitation Agreement, and the management fees were generally lower than those of similar funds. Following this comparison and after further discussion on this point, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services to be provided by the Advisor.

3. Economies of Scale

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors, the Trustees determined that while the management fee for the Fund would remain the same as asset levels increased, the Fund's shareholders would benefit from the Expense Limitation Agreement until the Fund's expenses fell below the expense cap. The Trustees also noted that the Fund would benefit from economies of scale under the Fund's agreements with service providers other than the Advisor. Following further discussion of the Fund's projected asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund's fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services to be provided by the Advisor and that the Fund's Expense Limitation Agreement provided potential savings or protection for the benefit of the Fund's investors.

4. Advisor's Practices Regarding Brokerage and Portfolio Transactions

In considering the Advisor's practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor's standards and performance in utilizing those standards to seek best execution for Fund portfolio transactions. The Trustees also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; and the potential for allocation of portfolio business to persons affiliated with the Advisor. After further review and discussion, the Board of Trustees determined that the Advisor's practices regarding brokerage and portfolio transactions were satisfactory.

5. Advisor's Practices Regarding Possible Conflicts of Interest

In considering the Advisor's practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the portfolio manager assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or the Advisor's other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor's code of ethics. Following further consideration and discussion, the Board of Trustees indicated that the Advisor's standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the independent trustees, approved the Investment Advisory Agreement for the Fund.

INVESTMENT ADVISOR:

Diamond Portfolio Advisors, LLC
10940 Wilshire Boulevard, Suite 600
Los Angeles, California 90024

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

TRANSFER AGENT:

For more information, wire purchase or redemptions, call or write to Diamond Portfolio Large Cap Quality Growth Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

LEGAL COUNSEL:

Husch Blackwell Sanders LLP
4801 Main Street, Suite 1000
Kansas City, Missouri 64112

MORE INFORMATION:

For 24 hours, 7 days a week price information, investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 567-4030 Toll Free.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                DIAMOND PORTFOLIO LARGE CAP QUALITY GROWTH FUND

                 A series of Diamond Portfolio Investment Trust


                        FOR THE PERIOD DECEMBER 19, 2007
                          (COMMENCEMENT OF OPERATIONS)
                             THROUGH APRIL 30, 2008
                                  (UNAUDITED)

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

        EXHIBIT NO.      DESCRIPTION OF EXHIBIT
        -----------      ----------------------

        11 (b) (1)       Certification of Principal Executive Officer
Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (b) (2)       Certification of Principal Financial Officer
Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (c)           Certification of Principal Executive Officer and
Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Diamond Portfolio Investment Trust

By: /s/ Thomas Weary
      ---------------------
      Thomas Weary
      Principal Executive Officer

Date: July 10, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Karen Shupe
      ---------------------
      Karen Shupe
      Principal Financial Officer

Date:  July 10, 2008